SCHEDULE IV - Reinsurance	12 Months Ended
Dec. 31, 2023
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SEC Schedule, 12-17, Insurance Companies, Reinsurance
FIDELIS INSURANCE HOLDINGS LIMITED AND SUBSIDIARIES
SCHEDULE IV - Reinsurance
For the years ended December 31, 2023, 2022 and 2021
(Expressed in millions of U.S. dollars)

	Direct premiums written	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2023
Specialty	$1,851.8	$775.8	$389.5	$1,465.5	26.6%
Bespoke	637.4	304.4	83.0	416.0	20.0%
Reinsurance	—	362.2	617.3	255.1	242.0%
Total	2,489.2	1,442.4	1,089.8	2,136.6
2022
Specialty	1,349.2	558.8	267.0	1,057.4	25.3%
Bespoke	737.2	229.1	58.5	566.6	10.3%
Reinsurance	—	371.8	606.2	234.4	258.6%
Total	2,086.4	1,159.7	931.7	1,858.4
2021
Specialty	911.2	363.4	209.8	757.6	27.7%
Bespoke	600.6	156.2	(5.3)	439.1	(1.2)%
Reinsurance	—	674.6	1,084.5	409.9	264.6%
Total	$1,511.8	$1,194.2	$1,289.0	$1,606.6